118945
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05067301

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED SEP 26 2005 213 SEC MAIL PROCESSING SECTION WASH. D.C.

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FORM D

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering (check if this is an amendment and name has changed, and indicate change.)
Sale of Convertible Promissory Notes.
Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [x] Rule 506 [ ] Section 4(6) [ ] ULOE
Type of Filing: [x] New Filing [ ] Amendment

PROCESSED SEP 29 2005 THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (check if this is an amendment and name has changed, and indicate change.)
MOCA Systems, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)
One Gateway Center Suite 808, Newton, Massachusetts 02458
Telephone Number (Including Area Code)
617-244-3522

Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)
Telephone Number (Including Area Code)

Brief Description of Business
Produce computer software modeling industrial processes activity to measure relative costs/benefits of using particular techniques and to provide services relating thereto.

Type of Business Organization

[X] corporation
[ ] business trust
[ ] limited partnership, already formed
[ ] limited partnership, to be formed
[ ] other (please specify):

Month Year

Actual or Estimated Date of Incorporation or Organization: [06] [99] [x] Actual [ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [D][E]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Slaughter, E. Sarah
Business or Residence Address (Number and Street, City, State, Zip Code)
MOCA Systems, Inc., One Gateway Center, Suite 808, Newton MA 02458

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Miller, Charles Q.
Business or Residence Address (Number and Street, City, State, Zip Code)
118 Huntington Ave., Apt. 1205, Boston, MA 02116

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Collaborative Seed and Growth Partners LLC
Business or Residence Address (Number and Street, City, State, Zip Code)
1340 Centre Street, Suite 207, Newton, MA 02459

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
E. Sarah Slaughter Family Limited Partnership
Business or Residence Address (Number and Street, City, State, Zip Code)
11 Stearns Road, Cambridge, MA 02138

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Winshall, Walt
Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Collaborative Seed and Growth Partners, 1340 Centre Street, Suite 207, Newton, MA 02459

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 0	$ 0
[ ] Common [ ] Preferred)		
Convertible Securities (including warrants) ....Notes and Warrants	**$175,000.00**	**$175,000.00**
Partnership Interests	$ 0	$ 0
Other (Specify____________________).	$ 0	$ 0
Total	**$175,000.00**	**$175,000.00**

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	**5**	**$175,000.00**
Non-accredited Investors	**0**	**$0**
Total (for filings under Rule 504 only)	**N/A**	**N/A**

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	**N/A**	**N/A**
Regulation A	**N/A**	**N/A**
Rule 504	**N/A**	**N/A**
Total	**N/A**	**N/A**

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$__________
Printing and Engraving Costs	[ ]	$__________
Legal Fees	**[X]**	**$5,000.00**
Accounting Fees	[ ]	$__________
Engineering Fees	[ ]	$__________
Sales Commissions (specify finders' fees separately)	[ ]	$__________
Other Expenses (identify)	[ ]	$__________
Total	[ ]	$__________

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." **$170,000.00**

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $	[ ] $
Purchase of real estate	[ ] $	[ ] $
Purchase, rental or leasing and installation of machinery and equipment	[ ] $	[ ] $
Construction or leasing of plant buildings and facilities	[ ] $	[ ] $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $	[ ] $
Repayment of indebtedness	[ ] $	[ ] $
Working capital	[ ] $	[X] **$170,000.00**
Other (specify):	[ ] $	[ ] $
	[ ] $	[ ] $
Column Totals	[ ] $	[ ] $
Total Payments Listed (column totals added)	[X] **$170,000.00**	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
MOCA Systems, Inc.	E. Sarah Slaughter	9/19/05
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
E. Sarah Slaughter	**President**	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

	Yes	No
1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?	[ ]	[x]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.
3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.
4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
MOCA Systems, Inc.	E. Sarah Slaughter	9/19/05
Name of Signer (Print or Type) **E. Sarah Slaughter**	Title of Signer (Print or Type) **President**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.